Shareholder Report, Holdings (Details) - BNY Mellon Select Managers Small Cap Growth Fund	May 31, 2024
Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Class A | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Class C | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class C | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class C | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Class I | Other
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Class Y | Other
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Y | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%